Fair Value Information - Carrying Amounts of Financial Assets and Liabilities Not Measured at Fair Value (Detail) - TWD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [Line Items]
Held-to-maturity financial assets	$ 0	$ 2,140
Corporate bonds [Member]
Disclosure of fair value measurement of assets [Line Items]
Held-to-maturity financial assets		1,990
Bank debentures [Member]
Disclosure of fair value measurement of assets [Line Items]
Held-to-maturity financial assets		150
Not measured at fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Held-to-maturity financial assets		2,140
Not measured at fair value [Member] | Corporate bonds [Member]
Disclosure of fair value measurement of assets [Line Items]
Held-to-maturity financial assets		1,990
Not measured at fair value [Member] | Bank debentures [Member]
Disclosure of fair value measurement of assets [Line Items]
Held-to-maturity financial assets		150
Not measured at fair value [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [Line Items]
Held-to-maturity financial assets		2,146
Not measured at fair value [Member] | Level 2 [Member] | Corporate bonds [Member]
Disclosure of fair value measurement of assets [Line Items]
Held-to-maturity financial assets		1,996
Not measured at fair value [Member] | Level 2 [Member] | Bank debentures [Member]
Disclosure of fair value measurement of assets [Line Items]
Held-to-maturity financial assets		$ 150